UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Short Duration Fund

(formerly Scudder Short Duration Fund)

	Principal Amount ($)	Value ($)

Corporate Bonds 21.1%
Consumer Discretionary 2.1%
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	1,596,000	1,735,346
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	1,081,000	1,069,413

		2,804,759
Financials 12.8%
American General Finance Corp., 2.75%, 6/15/2008	3,517,000	3,328,587
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	404,000	395,842
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	585,000	598,355
Duke Capital LLC, 4.331%, 11/16/2006	775,000	770,934
First Union National Bank, 7.125%, 10/15/2006	967,000	980,240
Ford Motor Credit Co.:
6.5%, 1/25/2007	2,082,000	2,059,604
6.875%, 2/1/2006	2,348,000	2,348,000
General Electric Capital Corp., Series A, 5.31%, 2/1/2011	1,700,000	1,704,301
General Motors Acceptance Corp., 6.125%, 9/15/2006	527,000	521,411
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	116,000	114,177
Mizuho JGB Investment, 144A, 9.87%, 12/31/2049	392,000	431,162
Mizuho Preferred Capital, 144A, 8.79%, 12/29/2049	392,000	421,722
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	242,143	241,499
PNC Funding Corp.:
5.75%, 8/1/2006	1,544,000	1,549,881
6.875%, 7/15/2007	165,000	168,996
Popular North America, Inc., Series F, 5.2%, 12/12/2007	875,000	873,014
SLM Corp., Series A, 4.763% *, 7/27/2009	660,000	658,430
ZFS Finance USA Trust I, 144A, 6.15%, 12/15/2065	500,000	502,161

		17,668,316
Industrials 0.3%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	406,406	424,038
Telecommunication Services 1.1%
AT&T, Inc., 4.125%, 9/15/2009	1,600,000	1,540,970
Utilities 4.8%
Ameren Corp., 4.263%, 5/15/2007	435,000	429,553
CC Funding Trust I, 6.9%, 2/16/2007	505,000	513,455
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	180,000	184,957
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008	650,000	667,448
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	635,000	640,550
Northeast Utilities, Series B, 3.3%, 6/1/2008	885,000	846,912
Progress Energy, Inc., 6.75%, 3/1/2006	1,130,000	1,131,652
PSI Energy, Inc., 7.85%, 10/15/2007	810,000	844,694
Public Service Co. of New Mexico, 4.4%, 9/15/2008	650,000	634,604
Xcel Energy, Inc., 3.4%, 7/1/2008	725,000	697,551

		6,591,376

Total Corporate Bonds (Cost $29,513,671)		29,029,459

Foreign Bonds - US$ Denominated 3.2%
Financials 1.4%
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,305,000	1,279,233
Pemex Finance Ltd., "A1", Series 2000-1, 9.03%, 2/15/2011	615,000	669,753

		1,948,986
Industrials 1.0%
Tyco International Group SA:
6.375%, 2/15/2006	814,000	814,366
6.75%, 2/15/2011	550,000	583,532

		1,397,898
Telecommunication Services 0.8%
Telecom Italia Capital, 4.0%, 1/15/2010	918,000	872,055
Telefonos de Mexico SA de CV, 4.75%, 1/27/2010	160,000	156,483

		1,028,538

Total Foreign Bonds - US$ Denominated (Cost $4,435,370)		4,375,422
Asset Backed 13.9%
Automobile Receivables 2.6%
GS Auto Loan Trust, "A4", Series 2003-1, 2.716%, 6/15/2010	460,081	452,949
Honda Auto Receivables Owner Trust, "A3", Series 2003-3, 2.14%, 4/23/2007	343,623	342,487
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	1,053,649	1,040,815
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	559,616	554,532
"A4", Series 2002-3, 3.57%, 8/17/2009	364,483	363,698
"B", Series 2002-2, 4.67%, 3/15/2010	322,936	318,464
"B", Series 2002-1, 5.37%, 1/15/2010	292,176	291,229
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2003-1, 1.49%, 5/21/2007	195,092	194,211

		3,558,385
Equipment 0.5%
Great America Leasing Receivables, "A1", Series 2005-1, 144A, 4.31%, 10/20/2006	744,518	743,625
Home Equity Loans 10.8%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	79,714	80,730
Bayview Financial Acquisition Trust, "AF1", Series 2005-D, 5.45%, 12/28/2035	963,344	961,839
Countrywide Asset-Backed Certificates, "NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	42,001	41,868
Credit-Based Asset Servicing and Securities, "AV2", Series 2005-CB5, 4.79% *, 8/25/2035	1,566,000	1,566,576
First Franklin Mortgage Loan NIM:
"N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	402,739	402,187
"N1", Series 2004-FFH4, 144A, 4.212%, 1/21/2035	281,296	280,506
"A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035	369,133	368,169
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	1,017,391	1,014,033
Meritage Asset Holdings NIM, "N1", Series 2005-1, 144A, 4.581%, 5/25/2035	390,518	389,542
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	478,076	475,269
Popular ABS Mortgage Pass-Through Trust, "A1", Series 2005-6, 5.5%, 1/25/2036	1,425,537	1,423,765
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,088,000	1,067,189
"AF2", Series 2005-3, 4.723%, 11/25/2035	1,155,000	1,141,722
Renaissance NIM Trust, "NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034	154,681	154,198
Residential Asset Mortgage Products, Inc.:
"A3", Series 2003-RZ5, 3.8%, 7/25/2030	652,148	649,069

"AI2", Series 2004-RS7, 4.0%, 9/25/2025	639,659	637,010
"AI3", Series 2004-RS4, 4.003%, 1/25/2030	1,189,938	1,182,137
SB Finance NIM Trust, "N5", Series 2004-OPT1, 144A, 4.604%, 10/25/2034	615,180	612,719
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	1,049,874	1,044,625
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	513,693	512,036
Wells Fargo Home Equity Trust, "AI2", Series 2004-2, 3.45%, 6/25/2019	890,000	877,848

		14,883,037

Total Asset Backed (Cost $19,265,869)		19,185,047

	Shares	Value ($)

Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0% (Cost $101,978)	4,023	101,581

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 0.9%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 1/1/2008 until 3/1/2010	378,965	380,737
6.0%, with various maturities from 10/1/2008 until 11/1/2009	115,086	115,920
7.0%, 3/1/2013	214,416	220,749
Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 2/1/2010	428,578	435,512
8.0%, 4/1/2007	16,832	17,019
8.5%, 10/1/2010	37,660	37,999

Total US Government Agency Sponsored Pass-Throughs (Cost $1,243,532)		1,207,936
Commercial and Non-Agency Mortgage-Backed Securities 27.6%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	759,681	748,230
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	2,172,643	2,225,561
Banc of America Mortgage Securities:
"2A6", Series 2004-G, 4.657%, 8/25/2034	1,900,000	1,873,203
"2A2", Series 2003-1, 5.25%, 2/25/2018	689,185	686,494
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45%, 8/25/2035	595,000	580,757
Cendant Mortgage Corp.:
"A6", Series 2003-1, 5.5%, 2/25/2033	243,348	241,947
"A5", Series 2003-1, 5.5%, 2/25/2033	1,004,452	1,001,708
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	592,853	590,856
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	528,635	527,254
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,308,578	1,291,676
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	964,583	975,579
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	584,922	581,674
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	653,445	648,037
"A2", Series 2004-29CB, 5.0%, 1/25/2035	675,626	668,141
"A2", Series 2002-18, 5.25%, 2/25/2033	1,171,520	1,162,235
"1A5", Series 2003-J1, 5.25%, 10/25/2033	642,903	638,030
"1A1", Series 2004-J1, 6.0%, 2/25/2034	212,035	211,880
"A1", Series 2004-35T2, 6.0%, 2/25/2035	818,670	822,618
"A4", Series 2002-11, 6.25%, 10/25/2032	612,252	612,882
Countrywide Home Loans:

"A15", Series 2002-34, 4.75%, 1/25/2033	954,388	938,816
"A2", Series 2004-19, 5.25%, 10/25/2034	1,000,000	996,659
"2A17", Series 2004-13, 5.75%, 8/25/2034	1,523,639	1,520,129
CS First Boston Mortgage Securities Corp., "4A1", Series 2003-17, 5.5%, 6/25/2033	745,771	743,091
DLJ Commercial Mortgage Corp., "A1A", Series 1999-CG2, 6.88%, 6/10/2032	432,826	436,725
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	574,027	584,761
GMAC Commercial Mortgage Securities, Inc., "C", Series 1998-C1, 6.806%, 5/15/2030	375,000	388,042
GMAC Mortgage Corporate Loan Trust, "A2", Series 2003-GH2, 3.69%, 7/25/2020	326,917	325,283
GSAA Home Equity Trust, "AF3", Series 2004-NC1, 3.519%, 11/25/2033	1,091,179	1,066,317
JPMorgan Commercial Mortgage Finance Corp.:
"A3", Series 1997-C5, 7.088%, 9/15/2029	79,638	81,001
"C", Series 1997-C5, 7.239%, 9/15/2029	1,625,000	1,707,053
Master Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	1,053,157	1,039,112
Merrill Lynch Mortgage Investors, Inc., "B", Series 1996-C2, 6.96%, 11/21/2028	725,000	730,305
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	238,380	240,804
Nationslink Funding Corp., "B", Series 1998-2, 6.795%, 8/20/2030	1,115,000	1,157,399
Residential Accredit Loans, Inc., "A6", Series 2002-QS19, 5.125%, 12/25/2032	1,340,296	1,333,595
Residential Asset Mortgage Products, Inc., "AI3", Series 2005-RZ2, 4.8% *, 5/25/2035	1,130,000	1,131,512
Residential Asset Securitization Trust:
"A1", Series 2003-A11, 4.25%, 11/25/2033	13,230	13,188
"2A1", Series 2003-A15, 5.25%, 2/25/2034	770,076	767,128
Residential Funding Mortgage Security I, "A2", Series 2003-S3, 5.25%, 2/25/2018	954,821	953,001
TIAA Real Estate CDO Ltd., "A", Series 1999-1, 144A, 7.17%, 1/15/2032	657,057	671,563
Washington Mutual:
"A6", Series 2004-AR4, 3.803% *, 6/25/2034	1,890,000	1,813,384
"A6", Series 2003-AR10, 4.066% *, 10/25/2033	1,320,000	1,288,390
"2A1", Series 2002-S8, 4.5%, 1/25/2018	733,231	727,966
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% *, 6/25/2035	195,000	186,847
"4A1", Series 2005-AR16, 4.993%, 10/25/2035	727,865	722,610
"1A22", Series 2003-3, 5.0%, 4/25/2033	448,793	446,115

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $38,776,988)		38,099,558
Municipal Bonds and Notes 7.4%
California, Statewide Communities Development Authority Revenue, Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (a)	1,508,000	1,473,150
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	25,000	25,056
Hazelwood, MO, Industrial Development Authority, Multi-Family Housing Revenue, Lakes Apartments, Series B, 7.3%, 3/20/2006	25,000	25,079
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006 (a)	380,000	379,065
Los Angeles County, CA, Pension Obligation, Series D, 6.92%, 6/30/2007 (a)	500,000	513,510
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B:
2.35%, 7/1/2006 (a)	840,000	831,373
2.85%, 7/1/2007 (a)	865,000	840,209
New Orleans, LA, Finance Authority Revenue, 5.05% **, 7/15/2021	1,770,000	1,770,000
Philadelphia, PA, Authority For Industrial Development Pension Funding, Retirement System, Series A, 5.64%, 4/15/2006 (a)	1,237,000	1,238,905
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	15,000	15,129
Toms River, NJ, School District, Refunding Taxable Regional Schools, 3.286%, 7/15/2007 (a)	620,000	605,529
Washington, Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 2.0%, 10/1/2006 (a)	2,405,000	2,358,896

Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	80,000	79,992

Total Municipal Bonds and Notes (Cost $10,299,312)		10,155,893
Collateralized Mortgage Obligations 8.1%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	123,475	122,766
"A2", Series 2004-W3, 3.75%, 5/25/2034	1,250,000	1,234,344
"1A3", Series 2003-W19, 4.783%, 11/25/2033	276,258	274,877
Federal Home Loan Mortgage Corp.:
"MH", Series 2660, 3.5%, 5/15/2018	415,961	412,454
"PN", Series 2544, 4.5%, 3/15/2026	979,993	972,302
"HG", Series 2543, 4.75%, 9/15/2028	215,140	213,843
"K", Series 1364, 5.0%, 9/15/2007	174,648	174,265
"WJ", Series 2557, 5.0%, 7/15/2014	1,170,000	1,166,503
"N", Series 2141, 5.55%, 11/15/2027	703,830	704,887
"QE", Series 2113, 6.0%, 11/15/2027	344,686	346,730
"PE", Series 2123, 6.0%, 12/15/2027	192,865	194,025
"I", Series 128, 6.5%, 2/15/2021	2,272	2,267
"LA", Series 1343, 8.0%, 8/15/2022	371,592	377,218
Federal National Mortgage Association:
"PH", Series 1993-199, 4.0%, 10/25/2023	99,154	95,819
"GU", Series 2003-63, 4.0%, 7/25/2033	617,975	607,507
"AY", Series 2004-45, 4.5%, 12/25/2018	554,365	550,577
"PC", Series 2003-33, 4.5%, 3/25/2027	950,236	945,654
"OC", Series 2002-73, 5.0%, 4/25/2014	765,000	762,367
"PC", Series 1997-81, 5.0%, 4/18/2027	188	187
"LA", Series 2002-50, 5.0%, 12/25/2029	271,313	270,262
"A", Series 2002-35, 6.0%, 12/25/2030	18,192	18,133
"A2", Series 1998-M6, 6.32%, 8/15/2008	793,191	811,943
"C", Series 1997-M5, 6.74%, 8/25/2007	865,000	882,043
"TP", Series 2002-65, 7.0%, 3/25/2031	33,737	33,960

Total Collateralized Mortgage Obligations (Cost $11,592,484)		11,174,933
Government National Mortgage Association 1.3%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $1,768,068)	1,680,373	1,742,959
US Treasury Obligations 16.6%
US Treasury Note:
4.0%, 8/31/2007	6,951,000	6,893,710
4.5%, 11/15/2010 (b)	16,062,000	16,055,720

Total US Treasury Obligations (Cost $23,024,632)		22,949,430

	Shares	Value ($)

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $9,683,565)	9,683,565	9,683,565
Cash Equivalents 0.7%
Cash Management QP Trust, 4.33% (e) (Cost $963,929)	963,929	963,929

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 150,669,398)	107.9	148,669,712
Other Assets and Liabilities, Net	(7.9)	(10,859,772)

Net Assets	100.0	137,809,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2006.

(a)	Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	1.0
Financial Security Assurance, Inc.	0.4
MBIA Corporation	4.1

(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $9,422,284 which is 6.8% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006